Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event

Note 16 – Subsequent Event

On July 5, 2022, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 600,000 American Depositary Shares (“ADSs”), each representing ten (10) ordinary shares of no par value, at a price of $3.50 per ADS, pre-funded warrants to purchase 1,257,143 ADSs at a price of $3.4999 (that were already paid) with an exercise price of $0.0001 per ADS to be paid once exercised, and warrants to purchase 1,857,143 ADSs for five years with an exercise price of $3.50 per ADS. The securities were offered in the framework of a registered direct offering. The gross proceeds were approximately $6.5 million, and the net proceeds were approximately $5.8 million.

Note 24 – Subsequent Events

A.

Management Updates

In January 2022, Mr. Sharon Fima stepped down from the positions of Chief Executive Officer, Chief Technology Officer and Director, citing the Company’s current stage of development. Messrs. Steven H. Lavin (Chairman) and Danny Ayalon also stepped down from the Board of Directors, citing the Company’s current stage of development and to pursue other ventures, and Mr. Omri Schanin stepped down from the Board of Directors and continues to serve as MeaTech’s Deputy CEO.

The Company’s Board of Directors appointed Mr. Arik Kaufman to the position of Chief Executive Officer and Mr. Yaron Kaiser to the position of Chairman of the Board of Directors.

B.

Move to New Premises

In March 2022, the Company moved to its new headquarters at 5 David Fikes St., Rehovot, Israel, and terminated the lease at its previous headquarters. The laboratory and office space total approximately 18,300 square feet. The lease for this facility will expire in January 2026, although the Company has an option to renew it for four years. The annual rent (including parking fees) is approximately USD 0.7 million, linked to the Israeli CPI. This move is expected to affect the Company’s estimates regarding lease maturities and right-of-use assets in future reporting periods.